FINANCIAL INSTRUMENTS - Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial assets
Total financial assets	$ 7,704	$ 8,549
Financial liabilities
Capital securities - fund subsidiaries	1,396	2,829	$ 2,835
Total financial liabilities	55,562	60,623
Level 3
Financial assets
Total financial assets	2,548	2,508	2,987
Financial liabilities
Total financial liabilities	89	139	$ 189
Fair value
Financial assets
Securities - FVTPL	3,511	3,416
Securities - FVTOCI	32	38
Derivative assets	183	365
Total financial assets	3,726	3,819
Financial liabilities
Capital securities - fund subsidiaries	89	139
Derivative liabilities	633	471
Loan payable	9	16
Total financial liabilities	731	626
Fair value | Level 1
Financial assets
Securities - FVTPL	48	42
Securities - FVTOCI	0	0
Derivative assets	0	0
Total financial assets	48	42
Financial liabilities
Capital securities - fund subsidiaries	0	0
Derivative liabilities	0	0
Loan payable	0	0
Total financial liabilities	0	0
Fair value | Level 2
Financial assets
Securities - FVTPL	947	904
Securities - FVTOCI	0	0
Derivative assets	183	365
Total financial assets	1,130	1,269
Financial liabilities
Capital securities - fund subsidiaries	0	0
Derivative liabilities	633	471
Loan payable	9	16
Total financial liabilities	642	487
Fair value | Level 3
Financial assets
Securities - FVTPL	2,516	2,470
Securities - FVTOCI	32	38
Derivative assets	0	0
Total financial assets	2,548	2,508
Financial liabilities
Capital securities - fund subsidiaries	89	139
Derivative liabilities	0	0
Loan payable	0	0
Total financial liabilities	$ 89	$ 139